Valuation and Qualifying Accounts Valuation allowances on deferred tax assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Opening balance	$ 5.1	$ 5.1	$ 7.9
Charged to costs and expenses	0.1	0.3
Deduction			(1.4)
Foreign currency translation	(0.8)	(0.3)	(1.4)
Closing balance	$ 4.4	$ 5.1	$ 5.1